DISCONTINUED OPERATIONS - Schedule of breakdown of results presented in discontinued operations in the income statement (Detail) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Loss before taxes from discontinued operations					R$ 428,684	R$ 339,984
Income tax and social contribution						(249,251)
Loss from discontinued operations						90,733
Total discontinued operations			R$ 5,556,457	[1]	(597,655)	90,733
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net gain (loss) on the sale of subsidiaries			6,296,428
Loss before taxes from discontinued operations			(867,308)		(570,444)	339,984
Income tax and social contribution			127,337		(27,211)	(249,251)
Loss from discontinued operations			(739,971)		(597,655)	90,733
Total discontinued operations		R$ (597,655)	5,556,457			90,733
Discontinued operations [member] | Natura Brazil Pty Ltd. (Aesop) [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash Consideration received for the sale to the previously controlled subsidiaries			12,429,175
Net assets of the previously controlled subsidiary, derecognized			(1,140,751)
Accumulated gains in other comprehensive income from currency translation			115,168
Incremental transaction costs on sale			(289,686)
Income tax and social contribution			(3,736,138)
Net gain (loss) on the sale of subsidiaries			7,377,768
Discontinued operations [member] | The Body Shop [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash Consideration received for the sale to the previously controlled subsidiaries			829,497
Net assets of the previously controlled subsidiary, derecognized	[2]		(762,272)
Accumulated gains in other comprehensive income from currency translation			1,622,436
Incremental transaction costs on sale			(64,288)
Income tax and social contribution			1,392,855
Net gain (loss) on the sale of subsidiaries			(1,081,340)
Fixed amount receivable upon completion			22,915
Fixed amount receivable in 2028			320,153
Contingent consideration			486,429
Impairment loss			(4,007,744)
Adjustments to the fair value of assets			R$ (91,824)

[1]	The Natura &Co amounts are refers to gain from the TBS and Aesop sale occurred in 2023..
[2]	On transaction date Aesop and The Body Shop presents Cash and Cash Equivalent in the amount of R$ 400,585 and R$ 214,387, respectively